LOANS AND ADVANCES TO CUSTOMERS	6 Months Ended
Jun. 30, 2025
Net Loans And Advances To Customers [Abstract]
LOANS AND ADVANCES TO CUSTOMERS	9. LOANS AND ADVANCES TO CUSTOMERS

	30 June 2025	31 December 2024
	£m	£m
Loans and advances to customers	201,053	200,215
Credit impairment loss allowances on loans and advances to customers	(801)	(784)
Residual value and voluntary termination provisions on finance leases	(24)	(23)
Net loans and advances to customers	200,228	199,408
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.